Employee Benefit Plans (Schedule Of Assumptions Used In Calculating Projected Benefit Cost And Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate range	4.41–4.77	5.11–5.56	5.66–6.09
Expected return on plan assets percentage range	4.40–5.50	5.20–6.60	5.80–6.90
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.66%	5.42%	5.97%
Average rate of future compensation increases	5.00%	5.00%	5.00%
Expected return on plan assets	5.50%	6.60%	6.80%